Note Loans (Future minimum lease payments) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leases Future Minimum Payments Receivable Abstract
2016	$ 130,801
2017	120,298
2018	106,723
2019	75,846
2020 and thereafter	114,770
Total Minimum Lease Payments	$ 548,438	$ 497,895